Organization and Nature of Operations	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

General

SecureAlert, Inc. and subsidiaries (DBA Track Group) (collectively, the “Company”) markets, monitors and leases ReliAlert™, Shadow and R.A.D.A.R. devices.  These devices are used to monitor convicted offenders that are on probation or parole in the criminal justice system or pretrial defendants.  ReliAlert™ and Shadow devices utilize GPS, radio frequencies, and cellular technologies in conjunction with a monitoring center that is staffed 24/7 and 365 days a year.  The Company believes that its technologies and services benefit law enforcement officials by allowing them to respond immediately to a problem involving the monitored offender.  ReliAlert™ devices are targeted to meet the needs of this market domestically as well as internationally.